Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K (the “PVP Rules”), we are providing information about the relationship between our Company performance and executive compensation actually paid to our Principal Executive Officer (our “PEO”) and the other NEOs (the “Reported NEOs”), as calculated in accordance with Item 402(v) of Regulation S-K. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, see our Compensation Discussion and Analysis in this Proxy Statement.
In the below pay versus performance table, we provide information about compensation of our NEOs for each of the last two fiscal years (the “Covered Years”). Additionally, we provide information about the results for certain financial performance measures during the Covered Years. Although the PVP Rules require us to disclose “compensation actually paid” (“CAP”), these amounts do not necessarily reflect compensation that our NEOs actually earned in the Covered Years. Instead, “compensation actually paid” reflects a calculation computed in accordance with the PVP Rules, including adjustments to the values of unvested and vested equity awards during the Covered Years based on either year-end or vesting date stock prices and various accounting valuation assumptions. “Compensation actually paid” generally fluctuates due to stock price performance.

Pay Versus Performance
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income/ Loss ($ in thousands)	Revenue ($ in thousands)
					Astera Labs Total Shareholder Return	Peer Group Total Shareholder Return
(1)	(2)	(3)	(2)	(4)	(5)	(6)
2025	$2,223,475	$27,884,205	$3,913,792	$15,242,156	$268.19	$150.21	$219,134	$852,525
2024	$50,926,550	$359,662,304	$28,199,419	$198,924,613	$213.53	$104.71	($83,421)	$396,290

(1)	Jitendra Mohan served as the Company’s PEO for the entirety of fiscal years 2024 and 2025. The Company’s other Reported NEOs for the indicated fiscal years were as follows:
•	2025: Sanjay Gajendra, Philip Mazzara and Michael Tate.
•	2024: Sanjay Gajendra and Michael Tate.
(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the other Reported NEOs in the indicated year for such years.

(3)
Amounts reported in these columns represent the compensation actually paid to our PEO for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted per the PVP Rules to determine compensation actually paid. Such adjustments for 2025 are shown in the table below.

PEO
+/-		2025	2024
	Summary Compensation Table - Total Compensation	$2,223,475	$50,926,550
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$—	$(49,453,417)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$—	$358,189,171
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$51,583,485	$—
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(25,922,755)	$—
+	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—
=	Compensation Actually Paid	$27,884,205	$359,662,304

(4)
Amounts reported in these columns represent the average compensation actually paid to the other Reported NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted per the PVP Rules to determine compensation actually paid. Such adjustments for 2025 are shown in the table below.

NEO Average
+/-		2025	2024
	Summary Compensation Table - Total Compensation	$3,913,792	$28,199,419
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$(2,411,373)	$(27,087,724)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$3,296,812	$189,854,558
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$19,594,326	$6,729,956
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(9,151,400)	$1,228,403
+	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—
=	Compensation Actually Paid	$15,242,156	$198,924,613

(5)	Astera Labs Total Shareholder Return, or TSR, is determined based on the value of an initial fixed investment of $100 in our common stock on March 20, 2024, assuming the reinvestment of any dividends.
(6)	The Peer Group Total Shareholder Return reflects the Philadelphia Semiconductor Index for the years disclosed.
(7)
The Company has identified Revenue as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the other Reported NEOs to the Company’s performance. Revenue was chosen from the following two most important financial performance measures used by the Company to link compensation actually paid to the PEO and Reported NEOs in 2025 to the Company’s performance:

Performance Metrics
Revenue	Refer to “Compensation Discussion and Analysis-Compensation Elements-Annual Cash Incentives,” described above.
Non-GAAP operating margin	Refer to “Compensation Discussion and Analysis-Compensation Elements-Annual Cash Incentives,” described above.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)	Jitendra Mohan served as the Company’s PEO for the entirety of fiscal years 2024 and 2025. The Company’s other Reported NEOs for the indicated fiscal years were as follows:
•	2025: Sanjay Gajendra, Philip Mazzara and Michael Tate.
•	2024: Sanjay Gajendra and Michael Tate.

Peer Group Issuers, Footnote
(6)	The Peer Group Total Shareholder Return reflects the Philadelphia Semiconductor Index for the years disclosed.

PEO Total Compensation Amount	$ 2,223,475	$ 50,926,550
PEO Actually Paid Compensation Amount	$ 27,884,205	359,662,304
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent the compensation actually paid to our PEO for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted per the PVP Rules to determine compensation actually paid. Such adjustments for 2025 are shown in the table below.

PEO
+/-		2025	2024
	Summary Compensation Table - Total Compensation	$2,223,475	$50,926,550
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$—	$(49,453,417)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$—	$358,189,171
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$51,583,485	$—
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(25,922,755)	$—
+	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—
=	Compensation Actually Paid	$27,884,205	$359,662,304

Non-PEO NEO Average Total Compensation Amount	$ 3,913,792	28,199,419
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,242,156	198,924,613
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported in these columns represent the average compensation actually paid to the other Reported NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted per the PVP Rules to determine compensation actually paid. Such adjustments for 2025 are shown in the table below.

NEO Average
+/-		2025	2024
	Summary Compensation Table - Total Compensation	$3,913,792	$28,199,419
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$(2,411,373)	$(27,087,724)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$3,296,812	$189,854,558
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$19,594,326	$6,729,956
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(9,151,400)	$1,228,403
+	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—
=	Compensation Actually Paid	$15,242,156	$198,924,613

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Metrics
Revenue	Refer to “Compensation Discussion and Analysis-Compensation Elements-Annual Cash Incentives,” described above.
Non-GAAP operating margin	Refer to “Compensation Discussion and Analysis-Compensation Elements-Annual Cash Incentives,” described above.

Total Shareholder Return Amount	$ 268.19	213.53
Peer Group Total Shareholder Return Amount	150.21	104.71
Net Income (Loss)	$ 219,134,000	$ (83,421,000)
Company Selected Measure Amount	852,525,000	396,290,000
PEO Name	Jitendra Mohan	Jitendra Mohan
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (49,453,417)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	358,189,171
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,583,485	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,922,755)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,411,373)	(27,087,724)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,296,812	189,854,558
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,594,326	6,729,956
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,151,400)	1,228,403
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0